Financial instruments and risk management	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Financial instruments and risk management	Financial instruments and risk management
Credit risk
Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from deposits with banks and outstanding receivables. The Company trades only with recognized, creditworthy third parties. Due to the Company's diversified customer base, there is no particular concentration of credit risk related to the Company's trade and other receivables. Trade and other receivables are monitored on an ongoing basis to ensure timely collection of amounts. There are no receivables from individual customers for 10% or more of revenues or receivables. Potential effects from COVID-19 on the Company's credit risk have been considered and have resulted in increases to its allowances for expected credit losses on customer balances. The Company continues its assessment given the fluidity of COVID-19's global impact.
The Company does not hold any collateral as security but mitigates this risk by dealing only with what management believes to be financially sound counterparties and, accordingly, does not anticipate significant loss for non-performance
The aging of trade receivables is as follows:

	2020	2019
	$	$
Not past due	7,198	5,121
1-30 days past due	2,332	323
31-60 days past due	1,258	1,347
61-90 days past due	686	688
91-120 days past due	601	533
Greater than 120 days past due	1,731	1,289
	13,806	9,301
Less: credit loss impairment	1,146	474
	12,660	8,827

The credit loss impairment was determined as follows:

	Expected loss rate	Loss allowance
		$
Not past due	1.3%	90
1-30 days past due	0.2%	4
31-60 days past due	4.5%	56
61-90 days past due	8.0%	55
91-120 days past due	16.0%	96
Greater than 120 days past due	48.8%	845
		1,146

Changes in credit loss impairment were as follows:

	2020	2019
	$	$
Beginning balance	474	447
Write-offs	(1,216)	(258)
Impairment loss recognized	1,888	285
Ending balance	1,146	474

Liquidity risk
Liquidity risk is the risk the Company will not be able to meet its financial obligations as they come due. The Company mitigates liquidity risk by management of working capital, cash flows, the issuance of share capital and the issuance of debt. Our trade and other payables are all due within twelve months from the date of these financial statements.
If unanticipated events occur that impact the Company’s ability to meet its forecast and continue to fund customer acquisition cost, infrastructure improvement, maintenance and administrative requirements, the Company may need to take additional measures to increase its liquidity and capital resources, including obtaining additional debt or equity financing or strategically altering the business forecast and plan. In this case, there is no guarantee that the Company will obtain satisfactory financing terms or adequate financing. Failure to obtain adequate financing on satisfactory terms could have a material adverse effect on the Company’s results of operations or financial condition.
Market risk
Market risk is the risk the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises three types of risk: foreign currency risk, interest rate risk and other price risk.
•Foreign currency risk
Foreign currency risk arises on financial instruments that are denominated in a currency other than the functional currency in which they are measured. The Company’s primary exposure with respect to foreign currencies is from US dollar denominated cash, trade and other receivables, trade and other payables and borrowings in entities whose functional currency is other than US dollars. The net carrying value of these US denominated balances held in entities with Euro and Canadian dollars as their functional currency as at December 31, 2020 and 2019 presented in US dollars is as follows:

	2020		2019
	Euro	CAD	Euro	CAD
	$	$	$	$
Cash and cash equivalents	976	201,467	110	38,759
Trade and other receivables	969	1,655	636	2,109
Trade and other payables	(158)	(217)	(746)	(33)
Borrowings	—	—	—	—
	1,787	202,905	—	40,835

If there was a 1% strengthening of the US dollar against the Canadian dollar or the euro, there would be a corresponding increase (decrease) in net loss of:

	2020		2019
	Euro	CAD	Euro	CAD
	$	$	$	$
Cash and cash equivalents	8	2,579	1	298
Trade and other receivables	8	21	7	16
Trade and other payables	(1)	(3)	(8)	—
Borrowings	—	—	—	—
	15	2,597	—	314
There would be an equal and opposite impact if there was a 1% weakening of the Canadian dollar or the euro against the US dollar.
•Interest rate risk
Interest rate risk is the risk the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is not exposed to interest rate risk as at December 31, 2020 and 2019 as there are no material long-term borrowings outstanding.
•Other price risk
Other price risk is the risk the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices (other than those arising from interest rate risk or currency risk), whether those changes are caused by factors specific to the individual financial instrument or its issuer, or factors affecting all similar financial instruments traded in the market. The Company is not exposed to other price risk as at December 31, 2020 and 2019.
Fair values
The carrying values of cash and cash equivalents, trade and other receivables, trade and other payables and borrowings approximate fair values due to the short-term nature of these items or being carried at fair value or, for borrowings, interest payables are close to the current market rates. The risk of material change in fair value is not considered to be significant. The Company does not use derivative financial instruments to manage this risk.
Financial instruments recorded at fair value on the consolidated statement of financial position are classified using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest-level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:
•Level 1 - Unadjusted quoted prices as at the measurement date for identical assets or liabilities in active markets.
•Level 2 - Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
•Level 3 - Significant unobservable inputs that are supported by little or no market activity. The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.
The fair value hierarchy requires the use of observable market inputs whenever such inputs exist. A financial instrument is classified to the lowest level of the hierarchy for which a significant input has been considered in measuring fair value.
Convertible promissory notes and contingent consideration were classified as Level 3 financial instruments. The valuation method and significant assumptions used to determine the fair value of convertible promissory notes and contingent consideration have been disclosed in the borrowings note and business combinations note, respectively. During the year, there were no transfers of amounts between levels.